Fair Value Measurements - Fair Value of Assets on Recurring Basis Segregated by Level of Valuation Inputs (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt investment securities:
Investment securities - available-for-sale	$ 116,131	$ 111,134	$ 177,664
Equity investment securities:
Equity securities investments, fair value	206	206	206
Level 1 [Member] | Total Fair Value [Member]
Equity investment securities:
Equity securities investments, fair value	1,564	0
Level 2 [Member] | Total Fair Value [Member]
Debt investment securities:
Investment securities - available-for-sale	113,231	106,005	172,399
Equity investment securities:
Equity securities investments, fair value	0	534	453
Net Asset Value [Member] | Total Fair Value [Member]
Debt investment securities:
Investment securities - available-for-sale	2,694	4,923	5,059
Recurring Basis [Member] | Total Fair Value [Member]
Debt investment securities:
Total available-for-sale securities	115,925	110,928	177,458
Equity investment securities:
Equity securities investments, fair value	1,564	534
Interest rate derivatives, at fair value, net :
Interest rate swap derivative fair value hedge	(149)	(92)
Interest rate swap derivative cash flow hedges	(1,528)
Recurring Basis [Member] | Level 1 [Member]
Debt investment securities:
US Treasury, agencies and GSEs	0	0	0
State and political subdivisions	0	0	0
Corporate	0	0	0
Asset backed securities	0	0	0
Residential mortgage-backed - US agency	0	0	0
Collateralized mortgage obligations - US agency	0	0	0
Collateralized mortgage obligations - Private label	0	0	0
Investment securities - available-for-sale	0	0	0
Total available-for-sale securities	0	0	0
Equity investment securities:
Equity securities investments, fair value	1,564	0	0
Interest rate derivatives, at fair value, net :
Interest rate swap derivative fair value hedge	0	0
Interest rate swap derivative cash flow hedges	0
Recurring Basis [Member] | Level 2 [Member]
Debt investment securities:
US Treasury, agencies and GSEs	21,562	16,820	17,031
State and political subdivisions	13,141	1,736	23,065
Corporate	8,542	7,631	12,141
Asset backed securities	12,801	13,232	18,119
Residential mortgage-backed - US agency	15,124	18,980	31,666
Collateralized mortgage obligations - US agency	24,881	30,785	46,441
Collateralized mortgage obligations - Private label	17,180	16,821	23,936
Investment securities - available-for-sale	113,231	106,005	172,399
Total available-for-sale securities	113,231	106,005	172,399
Equity investment securities:
Equity securities investments, fair value	0	534	453
Interest rate derivatives, at fair value, net :
Interest rate swap derivative fair value hedge	(149)	(92)
Interest rate swap derivative cash flow hedges	(1,528)
Recurring Basis [Member] | Level 3 [Member]
Debt investment securities:
US Treasury, agencies and GSEs	0	0	0
State and political subdivisions	0	0	0
Corporate	0	0	0
Asset backed securities	0	0	0
Residential mortgage-backed - US agency	0	0	0
Collateralized mortgage obligations - US agency	0	0	0
Collateralized mortgage obligations - Private label	0	0	0
Investment securities - available-for-sale	0	0	0
Total available-for-sale securities	0	0	0
Equity investment securities:
Equity securities investments, fair value	0	0	0
Interest rate derivatives, at fair value, net :
Interest rate swap derivative fair value hedge	0	0
Interest rate swap derivative cash flow hedges	0
Recurring Basis [Member] | Level 1, 2 and 3 [Member] | Total Fair Value [Member]
Debt investment securities:
US Treasury, agencies and GSEs	21,562	16,820	17,031
State and political subdivisions	13,141	1,736	23,065
Corporate	8,542	7,631	12,141
Asset backed securities	12,801	13,232	18,119
Residential mortgage-backed - US agency	15,124	18,980	31,666
Collateralized mortgage obligations - US agency	24,881	30,785	46,441
Collateralized mortgage obligations - Private label	17,180	16,821	23,936
Investment securities - available-for-sale	113,231	106,005	172,399
Recurring Basis [Member] | Net Asset Value [Member] | Total Fair Value [Member]
Debt investment securities:
Investment securities - available-for-sale	$ 2,694	$ 4,923	$ 5,059